Financial Instruments - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Cash deposits	£ 22,934	£ 19,784	£ 31,443	£ 39,785
Short-term deposits, not classified as cash equivalents	£ 7,823	44,919
Increase in interest rates	0.25%
Bottom of range
Disclosure of fair value measurement of assets [line items]
Trade payable term	30 days
Rates of interest	0.00%
Top of range
Disclosure of fair value measurement of assets [line items]
Trade payable term	45 days
Rates of interest	2.87%
Derivative financial instrument
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	£ 1,597
Derivative financial instrument | Level 3
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	£ (1,597)	£ 1,219